LOSS PER SHARE - Additional information (Details)		6 Months Ended
	Sep. 03, 2020	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Earnings per share [line items]
Reverse stock split	3
Purchase common stock
Earnings per share [line items]
Shares excluded from the calculation of diluted net loss per share as such shares are antidilutive		1,353,157	635,261